Document and Entity Information	Feb. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2026
Entity File Number	001-14704
Entity Registrant Name	TYSON FOODS, INC.
Entity Central Index Key	0000100493
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	71-0225165
Entity Address, Address Line One	2200 West Don Tyson Parkway
Entity Address, City or Town	Springdale
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72762-6999
City Area Code	479
Local Phone Number	290-4000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Class A Common Stock Par Value $0.10
Trading Symbol	TSN
Security Exchange Name	NYSE